Derivative Financial Instruments and Hedge Accounting - Summary of Instruments to Hedge Exposures to Changes in Interest Rates and Foreign Currency Risk Associated with Borrowings (Detail) - Financial assets - derivative financial instruments [member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative financial instruments for interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of hedging instruments	£ (1)	£ (6)
Change in fair value of hedging instrument used to determine hedge ineffectiveness	5	5
Nominal amounts of hedging instruments	166	174
Derivative financial instruments for currency risk [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of hedging instruments	21	26
Change in fair value of hedging instrument used to determine hedge ineffectiveness	(8)	(7)
Nominal amounts of hedging instruments	£ 166	£ 174